UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (4.2%)
Boeing	1,300	$137
Exelis	2,900	43
General Dynamics	1,100	94
Huntington Ingalls Industries	516	32
L-3 Communications Holdings, Cl 3	700	65
Northrop Grumman	1,100	101
Raytheon	1,300	93

		565

Agricultural Operations (0.6%)
Archer-Daniels-Midland	2,100	77

Agricultural Products (0.6%)
Fresh Del Monte Produce	1,000	28
Ingredion	700	47

		75

Air Freight & Logistics (0.2%)
FedEx	300	32

Aircraft (1.2%)
Lockheed Martin	700	84
United Continental Holdings*	1,100	38
US Airways Group*	1,700	33

		155

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	1,100	98
Bank of New York Mellon	2,000	63
State Street	1,200	83

		244

Automotive (2.3%)
Autoliv	600	49
CST Brands*	155	5
Ford Motor	9,300	157
Lear	800	55
TRW Automotive Holdings*	500	37

		303

Banks (6.5%)
Bank of America	4,700	69
Fifth Third Bancorp	3,200	62
Huntington Bancshares	4,800	41
JPMorgan Chase	4,400	245
PNC Financial Services Group	1,400	106
Regions Financial	4,300	43
SunTrust Banks	900	31
US Bancorp	1,100	41
Wells Fargo	5,600	244

		882

Biotechnology (1.0%)
Amgen	1,300	141

	Shares	Value (000)
Cable & Satellite (1.3%)
Comcast, Cl A	900	$40
DIRECTV*	1,500	95
Time Warner Cable, Cl A	400	46

		181

Chemicals (1.4%)
CF Industries Holdings	300	59
EI du Pont de Nemours	1,800	104
Huntsman	1,400	25

		188

Commercial Printing (0.5%)
RR Donnelley & Sons	3,400	65

Commercial Services (0.2%)
Convergys	1,500	28

Computer & Electronics Retail (0.9%)
Best Buy	1,900	57
GameStop, Cl A	1,200	59

		116

Computers & Services (11.5%)
Apple	900	407
CA	2,000	60
Computer Sciences	1,100	52
Dell	5,400	68
EMC	2,100	55
Google, Cl A*	170	151
Hewlett-Packard	3,800	98
Microsoft	9,000	286
Oracle	5,200	168
Seagate Technology	1,700	70
Symantec	2,900	77
Western Digital	900	58

		1,550

Construction & Engineering (0.3%)
KBR	1,200	37

Consumer Discretionary (1.5%)
Energizer Holdings	500	51
Procter & Gamble	1,900	153

		204

Diversified Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold	700	20

Drug Retail (1.6%)
CVS Caremark	2,300	142
Walgreen	1,600	80

		222

Electrical Services (3.0%)
Ameren	1,500	54
American Electric Power	1,300	60
Entergy	700	47
General Electric	6,900	168

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Electrical Services (continued)
Public Service Enterprise Group	2,300	$78

		407

Financial Services (3.3%)
Capital One Financial	800	55
Citigroup	2,900	151
Discover Financial Services	900	44
Goldman Sachs Group	700	115
SLM	3,100	77

		442

Food, Beverage & Tobacco (2.2%)
Coca-Cola	1,900	76
Molson Coors Brewing, Cl B	900	45
PepsiCo	500	42
Philip Morris International	800	71
Tyson Foods, Cl A	2,200	61

		295

General Merchandise Stores (0.1%)
Big Lots*	400	14

Health Care Distributors (0.4%)
Cardinal Health	1,100	55

Health Care Equipment (3.1%)
Becton Dickinson	1,000	104
Boston Scientific*	6,200	67
Medtronic	1,700	94
St. Jude Medical	1,600	84
Zimmer Holdings	800	67

		416

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	400	54

Insurance (8.2%)
ACE	1,000	91
Aetna	1,400	90
Allstate	1,700	87
American International Group*	1,400	64
Assurant	900	49
Berkshire Hathaway, Cl B*	1,000	116
CIGNA	1,000	78
Hartford Financial Services Group	1,700	52
MetLife	1,800	87
Prudential Financial	400	32
Travelers	1,100	92
UnitedHealth Group	1,500	109
Unum Group	1,500	47
WellPoint	1,300	111

		1,105

Internet Retail (0.2%)
Amazon.com*	100	30

IT Consulting & Other Services (1.3%)
International Business Machines	600	117

	Shares	Value (000)
IT Consulting & Other Services (continued)
SAIC	3,500	$54

		171

Machinery (2.5%)
AGCO	800	45
Caterpillar	1,100	91
Deere	900	75
Oshkosh*	800	36
Parker Hannifin	600	62
Timken	500	29

		338

Metal & Glass Containers (0.4%)
Owens-Illinois*	1,900	56

Multimedia (0.6%)
Time Warner	700	43
Walt Disney	600	39

		82

Office Electronics (0.5%)
Xerox	7,500	73

Office Equipment (0.7%)
3M	500	59
Avery Dennison	900	40

		99

Oil & Gas Equipment & Services (0.6%)
Halliburton	700	31
Schlumberger	600	49

		80

Paper Packaging (0.3%)
Rock-Tenn, Cl A	400	46

Petroleum & Fuel Products (10.8%)
Apache	900	72
Chevron	2,400	302
ConocoPhillips	2,300	149
Exxon Mobil	4,700	441
HollyFrontier	900	41
Marathon Oil	2,500	91
Marathon Petroleum	1,200	88
Murphy Oil	1,000	68
Occidental Petroleum	500	45
Phillips 66	1,300	80
Tesoro	600	34
Valero Energy	1,400	50

		1,461

Petroleum Refining (0.7%)
Hess	1,200	89

Pharmaceuticals (6.9%)
Abbott Laboratories	2,600	95
AbbVie	2,600	118
Johnson & Johnson	3,800	355
Merck	2,400	116

Schedule of Investments July 31, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Pharmaceuticals (continued)
Pfizer	8,700	$255

		939

Printing & Publishing (0.7%)
Gannett	2,000	52
Lexmark International, Cl A	1,100	41

		93

Railroads (0.9%)
CSX	1,700	42
Norfolk Southern	1,100	81

		123

Reinsurance (0.8%)
Everest Re Group	200	27
PartnerRe	500	45
Validus Holdings	1,100	39

		111

Retail (4.1%)
Brinker International	800	32
Home Depot	500	40
Kohl’s	1,300	69
Kroger	2,200	86
Macy’s	1,900	92
McDonald’s	300	29
Safeway	2,300	59
Staples	3,700	63
Wal-Mart Stores	1,100	86

		556

Semi-Conductors/Instruments (2.5%)
Intel	7,800	182
Jabil Circuit	1,700	39
Marvell Technology Group	2,100	27
TE Connectivity	1,700	87

		335

Specialized REIT’s (0.6%)
Hospitality Properties Trust	1,600	45
Omega Healthcare Investors	1,000	32

		77

Technology Distributors (0.7%)
Avnet*	1,200	45
Ingram Micro, Cl A*	1,400	32
Tech Data*	500	26

		103

Telephones & Telecommunications (5.2%)
Amdocs	1,100	42
AT&T	3,300	117
Cisco Systems	8,100	207
Corning	5,900	90
Harris	900	51
QUALCOMM	2,100	136

	Shares/ Face Amount	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	1,200	$59

		702

Total Common Stock (Cost $10,831)		13,437

Repurchase Agreement (0.6%)
Morgan Stanley 0.010%, dated 07/31/13, to be repurchased on 08/01/13,repurchase price $72,946 (collateralized by a U.S. Treasury Note, par value $71,785, 2.625%, 12/31/2014; with total market value $74,405)	$73	73

Total Repurchase Agreement (Cost $73)		73

Total Investments – 100.1% (Cost $10,904) †		$13,510

Percentages are based on Net Assets of $13,500(000).

Cl	Class

REIT	Real Estate Investment Trust
*	Non-income producing security.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $10,904 (000), and the unrealized appreciation and depreciation were $3,004 (000) and ($398 (000)) respectively.

The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,437	$—	$—	$13,437
Repurchase Agreement	—	73	—	73
Total Investments in Securities	$13,437	$73	$—	$13,510

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013